Page 1 of 15

                     File Nos. 811-524 and 33-43846




                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [ X ]

                        Pre-Effective Amendment No.                 [   ]


                     Post-Effective Amendment No.  101              [ X ]


                                  and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [   ]

                           Amendment No.                            [   ]

                  (Check appropriate box or boxes)

                   THE DREYFUS/LAUREL FUNDS TRUST
         (Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York  10166
(Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 922-6020

                            Mark N. Jacobs, Esq.
                          The Dreyfus Corporation
                              200 Park Avenue
                         New York, New York  10166
                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)


__X__ immediately upon filing pursuant to paragraph (b)


_____ on ____________  pursuant to paragraph (b)

_____ 60 days after filing pursuant to paragraph (a) (i)

_____ on (date) pursuant to paragraph (a) (i)

_____ 75 days after filing pursuant to paragraph (a) (ii)

_____ on (date) pursuant to paragraph (a) (ii) of Rule 485



Registrant has registered an indefinite number of shares of its Beneficial Interest under the Securities Act of 1933 pursuant to Sec. 24(f) of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 1995 was filed February 29, 1996.


                                                            Page 2


                REGISTRATION STATEMENT FILE NOS. 811-524 AND 33-43846

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       DREYFUS CORE VALUE FUND - INSTITUTIONAL SHARES

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Mark N. Jacobs, Esq., The Dreyfus Corporation
       200 Park Avenue, New York, NY  10166


D. Title and amount of securities being registered (number of shares or other units):

           2,847,511 Shares                             (See Note Below)


E. Proposed maximum aggregate offering price to the public of the securities being registered:

       $330,000 (Determined on the basis of the closing price on December 17, 1996; i.e. $34.73 per share (See Note Below))


F. Amount of filing fee, computed at one thirty-third of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)



G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2          Aggregate
                                                            Offering Price


       Total Shares Registered:       2,847,511 X $34.73 =   $98,894,041

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended December 31, 1995:       2,817,008 X $34.73 =   $97,834,686
                                         21,001 X $34.73 =   $   729,355

                                                             $   330,000

       Fee at 1/33 of 1%                                     $       100
                                                               Page 3



                REGISTRATION STATEMENT FILE NOS. 811-524 AND 33-43846

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       DREYFUS CORE VALUE FUND - INVESTOR SHARES

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Mark N. Jacobs, Esq., The Dreyfus Corporation
       200 Park Avenue, New York, NY  10166


D. Title and amount of securities being registered (number of shares or other units):

          1,572,031 Shares                               (See Note Below)


E. Proposed maximum aggregate offering price to the public of the securities being registered:

       $330,000 (Determined on the basis of the closing price on December 17, 1996; i.e. $34.73 per share (See Note Below))


F. Amount of filing fee, computed at one thirty-third of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)



G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2          Aggregate
                                                            Offering Price


       Total Shares Registered:       1,572,032 X $34.73 =   $54,596,653

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended December 31, 1995:       1,541,529 X $34.73 =   $53,537,298
                                         21,002 X $34.73 =   $   729,355

                                                             $   330,000

       Fee at 1/33 of 1%                                     $       100
                                                             Page 4



                REGISTRATION STATEMENT FILE NOS. 811-524 AND 33-43846

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       DREYFUS CORE VALUE FUND - CLASS R SHARES

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Mark N. Jacobs, Esq., The Dreyfus Corporation
       200 Park Avenue, New York, NY  10166


D. Title and amount of securities being registered (number of shares or other units):

          180,437 Shares                               (See Note Below)


E. Proposed maximum aggregate offering price to the public of the securities being registered:

       $330,000 (Determined on the basis of the closing price on December 17, 1996; i.e. $34.81 per share (See Note Below))


F. Amount of filing fee, computed at one thirty-third of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)



G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2          Aggregate
                                                            Offering Price


       Total Shares Registered:       180,437 X $34.81 =      $6,280,997

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended December 31, 1995:       150,004 X $34.81 =      $5,221,642
                                       20,952 X $34.81 =      $  729,355

                                                              $  330,000

       Fee at 1/33 of 1%                                      $      100
                                                               Page 5



                REGISTRATION STATEMENT FILE NOS. 811-524 AND 33-43846

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       DREYFUS SPECIAL GROWTH FUND - INVESTOR SHARES

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Mark N. Jacobs, Esq., The Dreyfus Corporation
       200 Park Avenue, New York, NY  10166


D. Title and amount of securities being registered (number of shares or other units):

          2,565,806 Shares                               (See Note Below)


E. Proposed maximum aggregate offering price to the public of the securities being registered:

       $330,000 (Determined on the basis of the closing price on December 17, 1996; i.e. $17.36 per share (See Note Below))


F. Amount of filing fee, computed at one thirty-third of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)



G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2          Aggregate
                                                            Offering Price



       Total Shares Registered:       2,565,806 X $17.36 =   $44,542,384

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended December 31, 1995:       2,504,783 X $17.36 =   $43,483,029
                                         42,014 X $17.36 =   $   729,355

                                                             $   330,000

       Fee at 1/33 of 1%                                     $       100
                                                                Page 6



                REGISTRATION STATEMENT FILE NOS. 811-524 AND 33-43846

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       DREYFUS SPECIAL GROWTH FUND - CLASS R SHARES

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Mark N. Jacobs, Esq., The Dreyfus Corporation
       200 Park Avenue, New York, NY  10166


D. Title and amount of securities being registered (number of shares or other units):

          401,414 Shares                               (See Note Below)


E. Proposed maximum aggregate offering price to the public of the securities being registered:

       $330,000 (Determined on the basis of the closing price on December 17, 1996; i.e. $17.61 per share (See Note Below))


F. Amount of filing fee, computed at one thirty-third of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)



G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2          Aggregate
                                                            Offering Price


       Total Shares Registered:       401,414 X $17.61 =      $7,068,904

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended December 31, 1995:       341,258 X $17.61 =      $6,009,549
                                       41,417 X $17.61 =      $  729,355

                                                              $  330,000

       Fee at 1/33 of 1%                                      $      100
                                                               Page 7



                REGISTRATION STATEMENT FILE NOS. 811-524 AND 33-43846

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER MANAGED INCOME FUND - CLASS A SHARES

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Mark N. Jacobs, Esq., The Dreyfus Corporation
       200 Park Avenue, New York, NY  10166


D. Title and amount of securities being registered (number of shares or other units):

          2,031,535 Shares                               (See Note Below)


E. Proposed maximum aggregate offering price to the public of the securities being registered:

       $330,000 (Determined on the basis of the closing price on December 17, 1996; i.e. $10.72 per share (See Note Below))


F. Amount of filing fee, computed at one thirty-third of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)



G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2          Aggregate
                                                            Offering Price



       Total Shares Registered:       2,031,535 X $10.72 =   $21,778,057

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended December 31, 1995:       1,932,715 X $10.72 =   $20,718,702
                                         68,037 X $10.72 =   $   729,355

                                                             $   330,000

       Fee at 1/33 of 1%                                     $       100
                                                           Page 8



                REGISTRATION STATEMENT FILE NOS. 811-524 AND 33-43846

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER MANAGED INCOME FUND - CLASS B SHARES

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Mark N. Jacobs, Esq., The Dreyfus Corporation
       200 Park Avenue, New York, NY  10166


D. Title and amount of securities being registered (number of shares or other units):

          105,221 Shares                               (See Note Below)


E. Proposed maximum aggregate offering price to the public of the securities being registered:

       $330,000 (Determined on the basis of the closing price on December 17, 1996; i.e. $10.72 per share (See Note Below))


F. Amount of filing fee, computed at one thirty-third of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)



G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2          Aggregate
                                                            Offering Price


       Total Shares Registered:       105,221 X $10.72 =      $1,127,964

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended December 31, 1995:         6,400 X $10.72 =      $   68,609
                                       68,037 X $10.72 =      $  729,355

                                                              $  330,000

       Fee at 1/33 of 1%                                      $      100
                                                                Page 9



                REGISTRATION STATEMENT FILE NOS. 811-524 AND 33-43846

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER MANAGED INCOME FUND - CLASS C SHARES

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Mark N. Jacobs, Esq., The Dreyfus Corporation
       200 Park Avenue, New York, NY  10166


D. Title and amount of securities being registered (number of shares or other units):

          100,927 Shares                               (See Note Below)


E. Proposed maximum aggregate offering price to the public of the securities being registered:

       $330,000 (Determined on the basis of the closing price on December 17, 1996; i.e. $10.72 per share (See Note Below))


F. Amount of filing fee, computed at one thirty-third of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)



G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2          Aggregate
                                                            Offering Price


       Total Shares Registered:       100,927 X $10.72 =      $1,081,941

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended December 31, 1995:         2,107 X $10.72 =      $   22,586
                                       68,037 X $10.72 =      $  729,355

                                                              $  330,000

       Fee at 1/33 of 1%                                      $      100
                                                            Page 10



                REGISTRATION STATEMENT FILE NOS. 811-524 AND 33-43846

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER MANAGED INCOME FUND - CLASS R SHARES

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Mark N. Jacobs, Esq., The Dreyfus Corporation
       200 Park Avenue, New York, NY  10166


D. Title and amount of securities being registered (number of shares or other units):

          635,979 Shares                               (See Note Below)


E. Proposed maximum aggregate offering price to the public of the securities being registered:

       $330,000 (Determined on the basis of the closing price on December 17, 1996; i.e. $10.72 per share (See Note Below))


F. Amount of filing fee, computed at one thirty-third of one percent of the proposed maximum aggregate offering price to the public:

       $100                            (See Note Below)



G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2          Aggregate
                                                            Offering Price



       Total Shares Registered:       635,979 X $10.72 =      $6,817,698

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended December 31, 1995:       537,159 X $10.72 =      $5,758,343
                                       68,037 X $10.72 =      $  729,355

                                                              $  330,000

       Fee at 1/33 of 1%                                      $      100
                                                                 Page 11






             OPINION AND CONSENT OF KIRKPATRICK & LOCKHART LLP




    An opinion and consent of Kirkpatrick & Lockhart LLP, counsel to the

Registrant, is transmitted herewith as Exhibit 10 to this Amendment to the

Registration Statement.


















                                                                     Page 12
                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 30th day of December, 1996.


                               THE DREYFUS/LAUREL FUNDS TRUST

                            BY:  /s/ Marie E. Connolly*
                                 MARIE E. CONNOLLY, PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        SIGNATURE                       TITLE

/s/ Marie E. Connolly*           President and Treasurer
Marie E. Connolly

/s/ Ruth M. Adams*               Trustee
Ruth M. Adams


/s/ Francis P. Brennan*          Chairman of the Board
Francis P. Brennan


/s/ Joseph S. DiMartino*         Trustee
Joseph S. DiMartino


/s/ James M. Fitzgibbons*        Trustee
James M. Fitzgibbons


/s/ J. Tomlinson Fort*           Trustee
J. Tomlinson Fort


/s/ Arthur L. Goeschel*          Trustee
Arthur L. Goeschel


/s/ Kenneth A. Himmel*           Trustee
Kenneth A. Himmel


/s/ Arch S. Jeffery*             Trustee
Arch S. Jeffery

                                                             Page 13


        SIGNATURE                 TITLE


/s/ Stephen J. Lockwood*         Trustee
Stephen J. Lockwood


/s/ John J. Sciullo*             Trustee
John J. Sciullo


/s/ Roslyn M. Watson*            Trustee
Roslyn M. Watson





*BY: /s/ Elizabeth A. Bachman
     Elizabeth A. Bachman, Attorney-in-Fact




* Signed pursuant to powers of attorney dated April 5, 1995 and incorporated by reference to Post-Effective Amendment No. 94 to the Trust's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on April 10, 1995.

                         THE DREYFUS/LAUREL FUNDS TRUST
                                200 PARK AVENUE
                              NEW YORK, NY  10166



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.  20549

Attention:  Filings


        Re:  THE DREYFUS/LAUREL FUNDS TRUST (the "Trust")
             Registration Statement File Nos. 811-524 and 33-43846 Post-Effective Amendment No. 101
             Filing Fee Account No. 053808

Gentlemen:

    Transmitted herewith for filing on behalf of the Trust is Post-Effective Amendment No. 101 to the Trust's Registration Statement on Form N-1A (the "Amendment"). The Amendment contains a conformed signature page, the manually signed original of which is maintained at the Trust's office.

    A filing fee in the amount of $900.00 was wired to CIK #053808.

    The sole purpose of the Amendment is to register additional shares of the Trust pursuant to Section 24(e)(2) of the Investment Company Act of 1940.

    The Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933, to become effective immediately upon filing. Pursuant to Rule 485(b)(4), a representation letter of Kirkpatrick & Lockhart LLP, counsel to the Trust, is transmitted herewith and is a conformed copy. The manually signed original letter is maintained at the Trust's office.


EAB/ems                                       Very truly yours,
Enclosures

cc:  J. deMichaelis, SEC                      Elizabeth A. Bachman
                                              Vice President